SUPPLEMENTAL CASH FLOW INFORMATION - Changes in liabilities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	Rp 68,001	Rp 62,854
Cash flows	(2,341)	(3,089)
Acquisition	148
Foreign exchange movement	52	(225)
New leases	10,424	10,407
Other changes	550	(1,946)
Balance at end of period	76,834	68,001
Short-term bank loans
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	9,650	8,191
Cash flows	1,875	1,459
Balance at end of period	11,525	9,650
Two step loans
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	84	209
Cash flows	(100)	(128)
Foreign exchange movement	16	3
Balance at end of period		84
Bonds
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	5,343	4,793
Cash flows	(300)	550
Balance at end of period	5,043	5,343
Long-term bank loans
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	32,260	29,873
Cash flows	3,933	2,584
Acquisition	148
Foreign exchange movement	7	(213)
Other changes	(7)	16
Balance at end of period	36,341	32,260
Other borrowings.
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	362	1,314
Cash flows	(362)	(954)
Other changes		2
Balance at end of period		362
Lease liabilities
SUPPLEMENTAL CASH FLOW INFORMATION
Balance at beginning of period	20,302	18,474
Cash flows	(7,387)	(6,600)
Foreign exchange movement	29	(15)
New leases	10,424	10,407
Other changes	557	(1,964)
Balance at end of period	Rp 23,925	Rp 20,302